Loans and borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Loans and borrowings at beginning of period	$ 150,262	$ 189,693
Proceeds from loans and borrowings	19,818	42,084	$ 102,371
Payments related to loans and borrowings	(21,994)	(82,956)	(69,189)
Interest paid	(12,399)	(18,485)
Interest expenses	13,235	15,906
Exchange rate changes	6,149	(3,213)
Translation to presentation currency	(16,336)	7,233
Loans and borrowings at end of period	138,735	150,262	189,693
Current	46,227	23,283	45,236
Non-current	92,508	126,979	144,457
Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	101,503	132,495
Proceeds from loans and borrowings	19,818	9,990
Payments related to loans and borrowings	(18,051)	(40,281)
Interest paid	(7,905)	(9,300)
Interest expenses	8,098	8,571
Exchange rate changes	6,149	(3,213)
Translation to presentation currency	(6,072)	3,241
Loans and borrowings at end of period	103,540	101,503	132,495
Loans and borrowings in R$
Loans and borrowings
Loans and borrowings at beginning of period	48,759	57,198
Proceeds from loans and borrowings	0	32,094
Payments related to loans and borrowings	(3,943)	(42,675)
Interest paid	(4,494)	(9,185)
Interest expenses	5,137	7,335
Exchange rate changes	0	0
Translation to presentation currency	(10,264)	3,992
Loans and borrowings at end of period	35,195	48,759	57,198
Advance on foreign exchange contract | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	0	18,473
Proceeds from loans and borrowings	9,818	9,990
Payments related to loans and borrowings	0	(28,006)
Interest paid	0	(1,136)
Interest expenses	301	639
Exchange rate changes	1,325	(1,078)
Translation to presentation currency	(1,147)	1,118
Loans and borrowings at end of period	$ 10,297	$ 0	18,473
Average interest rate per year (%)	6.31%
Year of maturity	2025	2023
Advance on foreign exchange contract | Loans and borrowings in US$ | Bottom of range
Loans and borrowings
Average interest rate per year (%)		3.80%
Advance on foreign exchange contract | Loans and borrowings in US$ | Top of range
Loans and borrowings
Average interest rate per year (%)		4.86%
Export credit note | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	$ 22,855	$ 27,341
Proceeds from loans and borrowings	0	0
Payments related to loans and borrowings	(5,909)	(4,496)
Interest paid	(1,631)	(1,808)
Interest expenses	1,544	1,834
Exchange rate changes	4,824	(2,135)
Translation to presentation currency	(4,937)	2,119
Loans and borrowings at end of period	$ 16,746	$ 22,855	27,341
Average interest rate per year (%)	7.56%	7.40%
Year of maturity	2026	2026
Export credit note | Loans and borrowings in R$
Loans and borrowings
Loans and borrowings at beginning of period	$ 48,759	$ 57,198
Proceeds from loans and borrowings	0	32,094
Payments related to loans and borrowings	(3,943)	(42,675)
Interest paid	(4,494)	(9,185)
Interest expenses	5,137	7,335
Exchange rate changes	0	0
Translation to presentation currency	(10,264)	3,992
Loans and borrowings at end of period	$ 35,195	$ 48,759	57,198
Average interest rate per year (%)	12.58%	14.96%
Export credit note | Loans and borrowings in R$ | Bottom of range
Loans and borrowings
Year of maturity	2026	2023
Export credit note | Loans and borrowings in R$ | Top of range
Loans and borrowings
Year of maturity	2028	2028
Working capital | Loans and borrowings in US$
Loans and borrowings
Loans and borrowings at beginning of period	$ 78,648	$ 86,681
Proceeds from loans and borrowings	10,000	0
Payments related to loans and borrowings	(12,142)	(7,779)
Interest paid	(6,274)	(6,356)
Interest expenses	6,253	6,098
Exchange rate changes	0	0
Translation to presentation currency	12	4
Loans and borrowings at end of period	$ 76,497	$ 78,648	$ 86,681
Working capital | Loans and borrowings in US$ | Bottom of range
Loans and borrowings
Average interest rate per year (%)	5.02%	5.02%
Year of maturity	2026	2026
Working capital | Loans and borrowings in US$ | Top of range
Loans and borrowings
Average interest rate per year (%)	8.02%	7.91%
Year of maturity	2028	2028